GENERAL	12 Months Ended
Dec. 31, 2024
GENERAL
GENERAL

NOTE 1: - GENERAL

Oddity Tech Ltd., an Israeli corporation, together with its subsidiaries (the “Company”) is a consumer-tech company which builds and scales digital-first brands designed to disrupt the offline-dominated beauty and wellness industries. The Company leverages data science, machine learning and computer vision capabilities to identify consumer needs and develop solutions in the form of beauty, wellness and tech products.